Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(60.7)	(69.9)	(117.5)
Adjustments in respect of prior periods		(4.5)	5.8	0.6
		(65.2)	(64.1)	(116.9)
Deferred tax benefit/(expense)
Origination and reversal of temporary differences		5.2	(4.4)	116.3
Impact of change in tax rates		(0.9)	(2.7)	(55.1)
	16	4.3	(7.1)	61.2
Total tax expense		(60.9)	(71.2)	(55.7)

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
Profit before tax	253.6	321.0	236.7
Tax charge at the standard UK corporation tax rate 23.5% (2022: 19.0%; 2021: 19.0%)	(59.6)	(61.0)	(45.0)
Difference in tax rates	(3.5)	(16.3)	22.7
Non tax deductible interest	0.8	(0.2)	0.1
Other income and expenses not taxable or deductible	(11.7)	(3.1)	2.5
Unrecognized tax assets	5.7	(2.5)	(1.5)
Provisions for uncertainties	12.8	8.8	(52.5)
Impact of change in tax rates	(0.9)	(2.7)	(55.1)
Change in tax base of assets due to step-up	—	—	72.5
Prior period adjustment	(4.5)	5.8	0.6
Total tax expense	(60.9)	(71.2)	(55.7)

Income Tax Relating to Components Of Other Comprehensive Income
The tax (benefit)/expense relating to components of other comprehensive income is as follows:

		Before tax	Tax benefit	After tax
Year ended December 31, 2023	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		26.7	(6.3)	20.4
Net investment hedge		(11.7)	—	(11.7)
Cash flow hedges		58.7	(18.5)	40.2
Other comprehensive loss/(income)		73.7	(24.8)	48.9
Current tax			—
Deferred tax	16		(24.8)
			(24.8)
		Before tax	Tax charge	After tax
Year ended December 31, 2022	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(108.1)	26.1	(82.0)
Net investment hedge		15.8	—	15.8
Cash flow hedges		(67.8)	3.3	(64.5)
Other comprehensive (income)/loss		(160.1)	29.4	(130.7)
Current tax			—
Deferred tax	16		29.4
			29.4
		Before tax	Tax charge	After tax
Year ended December 31, 2021		€m	€m	€m
Remeasurement of post-employment benefit liabilities		(36.1)	10.2	(25.9)
Net investment hedge		(18.8)	—	(18.8)
Cash flow hedges		(22.6)	13.6	(9.0)
Other comprehensive loss/(income)		(77.5)	23.8	(53.7)
Current tax			—
Deferred tax			23.8
			23.8

Disclosure of current and deferred tax recognized directly in equity
Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period is not recognized in either net profit or loss or other comprehensive income but is directly credited to equity. These relate to the payment of employer taxes on shares issued under management share awards.

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
Current tax benefit	0.3	0.3	—
Deferred tax (charge)/benefit	(1.5)	2.0	—
	(1.2)	2.3	—